Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of March 31, 2017 and December 31, 2016, accrued liabilities consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Interest costs and related debt fees	$147	$204
Liquefaction Project costs	259	203
Total accrued liabilities	$406	$407

ACCRUED LIABILITIES

As of December 31, 2016 and 2015, accrued liabilities consisted of the following (in thousands):

	December 31,
	2016	2015
Interest costs and related debt fees	$204,110	$135,336
Liquefaction Project costs	203,316	66,223
Other accrued liabilities	43	—
Total accrued liabilities	$407,469	$201,559